Note 6 - Allowance for Loan Losses and Credit Quality Information - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 8,686	$ 9,311	$ 9,903
Provision for losses	1,216	649	523
Charge-offs	(988)	(520)	(655)
Recoveries	2,082	544	586
Balance	8,564	8,686	9,311
Specific reserves				$ 725	$ 794
General reserves				7,839	7,892
Balance	8,686	9,311	9,311	8,564	8,686
Individually reviewed for impairment				3,851	3,696
Collectively reviewed for impairment				600,584	591,160
Ending balance				604,435	594,856
Residential Portfolio Segment [Member]
Balance	833	900	1,186
Provision for losses	(25)	44	280
Charge-offs	(1)	(24)	(6)
Recoveries	0	1	0
Balance	857	833	900
Specific reserves				62	98
General reserves				795	735
Balance	857	833	900	857	833
Individually reviewed for impairment				974	1,226
Collectively reviewed for impairment				119,090	109,472
Ending balance				120,064	110,698
Commercial Real Estate Portfolio Segment [Member]
Balance	4,869	5,073	4,953
Provision for losses	1,509	421	75
Charge-offs	0	0	(50)
Recoveries	1,700	217	245
Balance	5,060	4,869	5,073
Specific reserves				451	451
General reserves				4,609	4,418
Balance	5,060	4,869	5,073	5,060	4,869
Individually reviewed for impairment				1,166	1,311
Collectively reviewed for impairment				349,029	334,819
Ending balance				350,195	336,130
Consumer Portfolio Segment [Member]
Balance	1,622	1,630	1,613
Provision for losses	29	(202)	(263)
Charge-offs	(107)	(226)	(288)
Recoveries	21	16	42
Balance	1,507	1,622	1,630
Specific reserves				119	172
General reserves				1,388	1,450
Balance	1,507	1,622	1,630	1,507	1,622
Individually reviewed for impairment				976	856
Collectively reviewed for impairment				68,973	71,676
Ending balance				69,949	72,532
Commercial Portfolio Segment [Member]
Balance	1,362	1,708	2,151
Provision for losses	(297)	386	431
Charge-offs	(880)	(270)	(311)
Recoveries	361	310	299
Balance	1,140	1,362	1,708
Specific reserves				93	73
General reserves				1,047	1,289
Balance	$ 1,140	$ 1,362	$ 1,708	1,140	1,362
Individually reviewed for impairment				735	303
Collectively reviewed for impairment				63,492	75,193
Ending balance				$ 64,227	$ 75,496